Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2021
Disclosure of income taxes [line items]
Deferred Income Taxes	$ 694	$ 694	$ 36			$ 1,100
Canadian Statutory Tax Rate		23.70%	24.00%	26.50%
Deferred tax (expense) recovery		$ 0	$ 0	$ 387
Deferred income tax assets has been recognized			36
Amounts of tax pools available, including tax losses	17,682	17,682	9,657
Deferred Tax Expense (Recovery)		452	(838)	(814)
Canadian Federal Non Capital Losses
Disclosure of income taxes [line items]
Amounts of tax pools available, including tax losses	1,500	1,500	1,700
US Federal Net Operating Losses
Disclosure of income taxes [line items]
Amounts of tax pools available, including tax losses	775	775	1,100
Canadian Net Capital Losses
Disclosure of income taxes [line items]
Amounts of tax pools available, including tax losses	102	102	85
Net capital losses associated with unrealized foreign exchange losses		102	254
Internal Restructuring
Disclosure of income taxes [line items]
Deferred tax (expense) recovery				$ 387
Canada
Disclosure of income taxes [line items]
Deferred Income Taxes						1,100
Amounts of tax pools available, including tax losses	11,167	11,167	6,540
Deferred Tax Expense (Recovery)	106
United States
Disclosure of income taxes [line items]
Deferred Income Taxes						359
Amounts of tax pools available, including tax losses	5,915	5,915	3,117
Deferred Tax Expense (Recovery)	217
Asia Pacific
Disclosure of income taxes [line items]
Deferred Income Taxes						$ (444)
Amounts of tax pools available, including tax losses	$ 600	$ 600	$ 0
Alberta
Disclosure of income taxes [line items]
Canadian Statutory Tax Rate			8.00%	8.00%	12.00%
Deferred tax (expense) recovery				$ 671